TRANSACTIONS AND BALANCES WITH RELATED PARTIES	12 Months Ended
Dec. 31, 2018
Disclosure of transactions between related parties [abstract]
TRANSACTIONS AND BALANCES WITH RELATED PARTIES
NOTE 26 -    TRANSACTIONS AND BALANCES WITH RELATED PARTIES

a.	Key management compensation

 Key management personnel are the senior management of the Company and the members of the Company's Board of Directors.

	New Israeli Shekels
	Year ended December 31
	2016	2017	2018
Key management compensation expenses comprised	In millions
Salaries and short-term employee benefits	22	21	22
Long term employment benefits	3	3	3
Employee share-based compensation expenses	17	11	9
	42	35	34

	New Israeli Shekels
	December 31,
	2017	2018
Statement of financial position items - key management	In millions
Current liabilities:	11	9
Non-current liabilities:	11	10

b.	In the ordinary course of business, key management or their relatives may have engaged with the Company with immaterial transactions that are under normal market conditions.

c.
Principal shareholder: On January 29, 2013, S.B. Israel Telecom Ltd. completed the acquisition of 48,050,000 ordinary shares of the Company and became the Company's principal shareholder. See also note 1(a). As of December 31, 2018 the principal shareholder held 49,862,800 ordinary shares. See also note 21(a).

d.	Associates – investment in and balances with PHI – see note 9.